DEPOSITS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of interest expense on deposits [Abstract]
Savings and interest bearing checking	$ 1,131,000	$ 1,830,000	$ 2,263,000
Time deposits under $100,000	2,995,000	4,838,000	10,349,000
Time deposits of $100,000 or more	1,580,000	2,245,000	2,645,000
Total Deposits	5,706,000	8,913,000	15,257,000
Time Deposits in denominations of 100,00 or more amounted	191,700,000	146,400,000
Summary of the maturity of time deposits [Abstract]
2014	317,074,000
2015	65,407,000
2016	24,542,000
2017	14,386,000
2018	22,424,000
2019 and thereafter	748,000
Total	444,581,000
Time deposits acquired through broker relationships	13,500,000	146,400,000
Summary of reciprocal deposits [Abstract]
Demand	7,018,000	545,000
Money market	4,197,000	700,000
Time	72,312,000	31,997,000
Total	$ 83,527,000	$ 33,242,000